FINANCIAL RISK MANAGEMENT - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Undated subordinated liabilities	£ 17	£ 20
Insurance contracts and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Insurance contracts	106,893	123,423
Up to 1 month £m | Insurance contracts and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Insurance contracts	826	1,101
1–3 months £m | Insurance contracts and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Insurance contracts	1,288	1,603
3–12 months £m | Insurance contracts and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Insurance contracts	4,967	6,108
1–5 years £m | Insurance contracts and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Insurance contracts	22,967	26,928
Over 5 years £m | Insurance contracts and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Insurance contracts	£ 76,845	£ 87,683